Commitments and contingencies - Additional Information (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($)	Jun. 30, 2024 USD ($) titles	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) titles period	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loss contingency accrual, payments			$ 95,250
Purchase commitment, number of additional optional periods | period				2
Optional purchase commitment, term (in years)				5 years
International Gaming Technologies
Purchase commitment, term (in years)				10 years
Cost of revenue		$ 600	$ 1,900	$ 2,400	$ 3,900
International Gaming Technologies | Proprietary Assets
Percentage of royalty on revenue		7.50%		7.50%
International Gaming Technologies | Third Party Game Asset Types
Percentage of royalty on revenue		15.00%		15.00%
Maximum
Litigation settlement, amount awarded to other party	$ 145,250
Loss contingency accrual, payments						$ 95,250
DoubleU Games License Agreement
Number of titled games | titles		49		49
Game Development And Services Agreement With Double U Games
Services fees for game maintenance and product planning				$ 2,100